Common Stock Warrants Outstanding - Equity-Classified Common Stock Warrants, Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Aug. 13, 2018	Jan. 30, 2018	Dec. 08, 2017	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	Dec. 31, 2016	May 04, 2016	Dec. 31, 2015
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants			$ 4.53	$ 4.53	$ 25.50	$ 45.00	$ 45.00	$ 75.00		$ 117.00
Warrants [Member]
Class Of Warrant Or Right [Line Items]
Total Shares Outstanding	288,196	4,814,927							387,465		26,140
Weighted Average Exercise Price 0.85 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 25.50
Total Shares Outstanding	8,208
Weighted Average Contractual Life (in years)	4 years 10 months 24 days
Weighted Average Exercise Price 1.10 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 33.00
Total Shares Outstanding	97,009
Weighted Average Contractual Life (in years)	3 years 9 months 18 days
Weighted Average Exercise Price 1.50 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 45.00
Total Shares Outstanding	47,821
Weighted Average Contractual Life (in years)	4 years 7 months 6 days
Weighted Average Exercise Price 2.50 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 75.00
Total Shares Outstanding	72,000
Weighted Average Contractual Life (in years)	4 years 8 months 12 days
Weighted Average Exercise Price 3.90 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 117.00
Total Shares Outstanding	38,784
Weighted Average Contractual Life (in years)	3 years 3 months 18 days
Weighted Average Exercise Price 4.68 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 140.40
Total Shares Outstanding	19,371
Weighted Average Contractual Life (in years)	2 years 1 month 6 days
Weighted Average Exercise Price 29.72 [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of unregistered warrants	$ 891.60
Total Shares Outstanding	5,071
Weighted Average Contractual Life (in years)	1 year 8 months 12 days